Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Allowance for Doubtful Accounts Receivable, Current	$ 100
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized	100,000,000
Common stock, shares, issued	5,927,818
Common stock, shares, outstanding	5,927,818
Predecessor [Member]
Allowance for Doubtful Accounts Receivable, Current		$ 100
Capital Unit, Class A [Member] | Predecessor [Member]
Common Unit, Authorized		10,000,000
Common Unit, Issued		10,000,000
Common Unit, Outstanding		10,000,000
Redeemable Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001
Temporary Equity, Shares Authorized	1,000,000
Temporary Equity, Shares Issued	400,000
Temporary Equity, Shares Outstanding	400,000
Temporary Equity, Aggregate Amount of Redemption Requirement	$ 10,160